DIRECT FINANCING LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of future minimum lease payments to be received
Year ending December 31
Remainder 2020	$61,074
2021	122,148
2022	122,148
2023	122,148
2024	122,148
Thereafter	162,864
Sub-total	712,530
Less deferred revenue	(184,290)
Net investment in lease	$528,240

Year Ending December 31,
2020	$122,148
2021	122,148
2022	122,148
2023	122,148
2024	122,148
Thereafter	162,864
773,604
Less deferred revenue	(213,568)
Net investment in lease	$560,036